UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          05/15/03
       ------------------------   ------------------------------  ----------
            [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             28
                                               -------------

Form 13F Information Table Value Total:           92,158
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
-----------------------------------------------------------------------------------------------------------------------------------
Affymetrix                        Common Stock   00826T108    3,120  120,000  SH       sole                120,000
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         Common Stock   031162100   11,337  197,000  SH       sole                197,000
-----------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution       Common Stock   03823E108      582  210,000  SH       sole                210,000
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp            Common Stock   101137107    1,521   37,296  SH       sole                 37,296
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109    2,237   56,000  SH       sole                 56,000
-----------------------------------------------------------------------------------------------------------------------------------
Edwards Life Sciences Corp        Common Stock   28176E108    1,781   65,000  SH       sole                 65,000
-----------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp               Common Stock   30063P105    1,490  144,500  SH       sole                144,500
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406   11,221  320,500  SH       sole                320,500
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp                      Common Stock   372917104    2,187   60,000  SH       sole                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103    9,364  223,000  SH       sole                223,000
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108      299   35,000  SH       sole                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp         Common Stock   449370105      342   10,000  SH       sole                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104    7,806  134,890  SH       sole                134,890
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108    6,572  115,000  SH       sole                115,000
-----------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                     Common Stock   584699102    5,502  167,600  SH       sole                167,600
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock   585055106    2,922   64,751  SH       sole                 64,751
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc                   Common Stock   589331107    3,145   57,408  SH       sole                 57,408
-----------------------------------------------------------------------------------------------------------------------------------
MGI Pharma Inc                    Common Stock   552880106    1,134   90,000  SH       sole                 90,000
-----------------------------------------------------------------------------------------------------------------------------------
Millenium Pharmaceuticals         Common Stock   599902103    1,336      170  SH       sole                    170
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104    4,460  441,500  SH       sole                441,500
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   671040103    2,240  140,000  SH       sole                140,000
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                        Common Stock   717081103    3,549  113,866  SH       sole                113,886
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                    Common Stock   71713U102    2,765   63,866  SH       sole                 63,866
-----------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp              Common Stock   806605101    1,248   70,000  SH       sole                 70,000
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc                      Common Stock   817315104    2,952  218,000  SH       sole                218,000
-----------------------------------------------------------------------------------------------------------------------------------
Tanox Inc                         Common Stock   87588Q109      324   25,000  SH       sole                 25,000
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Thoratec Corp                     Common Stock   885175307      635   50,000  SH       sole                 50,000
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Xoma Ltd                          ORD            G9825R107       87   22,000  SH       sole                 22,000
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